Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	$ 8,796	$ 9,033	$ 4,525
Cash payments	(1,656)	(6,743)
Amounts released		(93)
Foreign exchange movement	(1)	(3)
Closing provision	537	2,194
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		4,621
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		8,131
Cash payments	(1,319)	(6,544)
Amounts released		(93)
Foreign exchange movement	(1)	(3)
Closing provision	171	1,491
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		4,228
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		902
Cash payments	(337)	(199)
Closing provision	366	703
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		$ 393